N-4	May 01, 2025
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

	1/1/2025-1/15/2025		1/16/2025-2/12/2025		2/13/2025-3/19/2025		3/20/2025-4/16/2025		4/17/2025-5/14/2025		5/15/2025-6/18/2025		6/19/2025-7/16/2025
Cycle index investment options	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate
1-year term
Dimensional US Equity Core Plus -10% buffer with cap/par rate	Uncapped	100.00%	Uncapped	100.00%	Uncapped	100.00%	Uncapped	100.00%	Uncapped	100.00%	Uncapped	115.00%	Uncapped	115.00%
MSCI EAFE -10% buffer with cap rate	25.00%	—	25.00%	—	25.00%	—	25.00%	—	25.00%	—	25.00%	—	25.00%	—
MSCI EAFE -10% buffer with participation rate	—	90.00%	—	90.00%	—	90.00%	—	90.00%	—	90.00%	—	90.00%	—	90.00%
S&P 500® -10% buffer with cap rate	16.00%	—	16.00%	—	16.00%	—	16.00%	—	16.00%	—	20.00%	—	20.00%	—
S&P 500® -10% buffer with participation rate	—	85.00%	—	85.00%	—	85.00%	—	85.00%	—	85.00%	—	85.00%	—	85.00%
S&P 500® -10% floor with cap rate	12.50%	—	12.50%	—	12.50%	—	12.50%	—	14.50%	—	16.00%	—	16.00%	—
3-year term
S&P 500® -10% buffer with cap rate	Uncapped	—	Uncapped	—	Uncapped	—	Uncapped	—	Uncapped	—	Uncapped	—	Uncapped	—
S&P 500® -10% floor with cap rate	35.00%	—	35.00%	—	35.00%	—	35.00%	—	35.00%	—	35.00%	—	35.00%	—
6-year term
Dimensional US Equity Core Plus -10% buffer with cap/par rate	Uncapped	195.00%	Uncapped	195.00%	Uncapped	195.00%	Uncapped	195.00%	Uncapped	195.00%	Uncapped	195.00%	Uncapped	195.00%
Dimensional US Equity Core Plus -20% buffer with cap/par rate	Uncapped	175.00%	Uncapped	175.00%	Uncapped	175.00%	Uncapped	175.00%	Uncapped	175.00%	Uncapped	175.00%	Uncapped	175.00%
Dimensional US Equity Core Plus -30% buffer with cap/par rate	Uncapped	160.00%	Uncapped	160.00%	Uncapped	160.00%	Uncapped	160.00%	Uncapped	160.00%	Uncapped	160.00%	Uncapped	160.00%
MSCI EAFE -10% buffer with cap/participation rate	Uncapped	145.00%	Uncapped	140.00%	Uncapped	140.00%	Uncapped	140.00%	Uncapped	140.00%	Uncapped	140.00%	Uncapped	140.00%
S&P 500® -10% buffer with cap/participation rate	Uncapped	115.00%	Uncapped	110.00%	Uncapped	110.00%	Uncapped	110.00%	Uncapped	110.00%	Uncapped	110.00%	Uncapped	110.00%
S&P 500® -20% buffer with cap/participation rate	Uncapped	105.00%	Uncapped	100.00%	Uncapped	100.00%	Uncapped	100.00%	Uncapped	105.00%	Uncapped	105.00%	Uncapped	105.00%
S&P 500® -30% buffer with cap/participation rate	250.00%	100.00%	250.00%	100.00%	250.00%	100.00%	250.00%	100.00%	250.00%	100.00%	250.00%	100.00%	250.00%	100.00%

	7/17/2025-8/13/2025		8/14/2025-9/17/2025		9/18/2025-10/15/2025		10/16/2025-11/19/2025		11/20/2025-12/17/2025		12/18/2025-12/31/2025
Cycle index investment options	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate
1-year term
Dimensional US Equity Core Plus -10% buffer with cap/par rate	Uncapped	115.00%	Uncapped	115.00%	Uncapped	115.00%	Uncapped	115.00%	Uncapped	115.00%	Uncapped	115.00%
MSCI EAFE -10% buffer with cap rate	25.00%	—	25.00%	—	25.00%	—	25.00%	—	25.00%	—	25.00%	—
MSCI EAFE -10% buffer with participation rate	—	95.00%	—	95.00%	—	95.00%	—	95.00%	—	95.00%	—	95.00%
S&P 500® -10% buffer with cap rate	18.00%	—	18.00%	—	18.00%	—	18.00%	—	18.00%	—	18.00%	—
S&P 500® -10% buffer with participation rate	—	90.00%	—	90.00%	—	90.00%	—	90.00%	—	90.00%	—	90.00%
S&P 500® -10% floor with cap rate	14.50%	—	14.50%	—	14.50%	—	14.50%	—	14.50%	—	14.50%	—
3-year term
S&P 500® -10% buffer with cap rate	Uncapped	—	Uncapped	—	Uncapped	—	Uncapped	—	Uncapped	—	Uncapped	—
S&P 500® -10% floor with cap rate	35.00%	—	35.00%	—	35.00%	—	35.00%	—	35.00%	—	35.00%	—
6-year term
Dimensional US Equity Core Plus -10% buffer with cap/par rate	Uncapped	195.00%	Uncapped	195.00%	Uncapped	195.00%	Uncapped	195.00%	Uncapped	195.00%	Uncapped	195.00%
Dimensional US Equity Core Plus -20% buffer with cap/par rate	Uncapped	175.00%	Uncapped	175.00%	Uncapped	175.00%	Uncapped	175.00%	Uncapped	175.00%	Uncapped	175.00%
Dimensional US Equity Core Plus -30% buffer with cap/par rate	Uncapped	160.00%	Uncapped	160.00%	Uncapped	160.00%	Uncapped	160.00%	Uncapped	160.00%	Uncapped	160.00%
MSCI EAFE -10% buffer with cap/participation rate	Uncapped	140.00%	Uncapped	140.00%	Uncapped	140.00%	Uncapped	140.00%	Uncapped	140.00%	Uncapped	140.00%
S&P 500® -10% buffer with cap/participation rate	Uncapped	110.00%	Uncapped	110.00%	Uncapped	110.00%	Uncapped	110.00%	Uncapped	110.00%	Uncapped	110.00%
S&P 500® -20% buffer with cap/participation rate	Uncapped	105.00%	Uncapped	105.00%	Uncapped	105.00%	Uncapped	105.00%	Uncapped	105.00%	Uncapped	105.00%
S&P 500® -30% buffer with cap/participation rate	250.00%	100.00%	250.00%	100.00%	250.00%	100.00%	250.00%	100.00%	250.00%	100.00%	250.00%	100.00%